Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Benefit Structure Offer to Emplyees

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2018 and December 31, 2017 (in thousands).

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Change in benefit obligations
Benefit obligations at the beginning of the year	15,062	11,581
Actuarial (gain) / loss	1,273	811
Service cost	2,250	1,964
Interest cost	444	403
Benefits paid	(2,491)	(1,469)
Other	(416)	-
Benefit obligations at the end of the year	16,122	13,290
Current benefit obligation	2,620	2,552
Non-current benefit obligation	13,502	10,738
Benefit obligation at the end of the year	16,122	13,290
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,491	1,469
Benefits paid	(2,491)	(1,469)
Plan assets at the end of the year
Unfunded status	21,104	13,290

Schedule of Components of Net Periodic Benefit Cost

Net cost for the Successor Period, 2018 Predecessor Period, 2017 Predecessor Period and the 2016 Predecessor Period comprises the following components (in thousands):

	Year ended December 31,
	June 7 to December 31, 2018 (NESR - Successor)	January 1 to June 6, 2018 (NPS - Predecessor)	2017 (NPS - Predecessor)	2016 (NPS - Predecessor)
Service cost	1,412	866	1,964	1,762
Interest cost	282	168	403	373
Actuarial (gain) / loss	896	375	811	736
Other	(416)	-	-	-
Net cost	2,174	1,409	3,178	2,871

Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The weighted-average assumptions used to determine benefit obligations as of December 31, 2018 and 2017 are set out below:

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Discount rate	3.75%	3.25%
Rate of increase in compensation levels:	3.00%	3.00%

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2018 and 2017 are set out below:

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Discount rate	3.00%	3.00%
Rate of increase in compensation levels:	2.73%	3.00%

Schedule of Expected Future Benefit Payments	The following reflect expected future benefit payments (in thousands):
Year ending December 31,	NESR (Successor)
2019	2,876
2020	2,680
2021	2,945
2022	2,657
2023	2,430
Thereafter	11,810